Shareholder Fees	Jun. 27, 2025 USD ($)
Schwab Fundamental U.S. Broad Market ETF | Schwab Fundamental U.S. Broad Market ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Fundamental U.S. Large Company ETF | Schwab Fundamental U.S. Large Company ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental U.S. Small Company ETF | Schwab Fundamental U.S. Small Company ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental International Equity ETF | Schwab Fundamental International Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental International Small Equity ETF | Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Fundamental Emerging Markets Equity ETF | Schwab Fundamental Emerging Markets Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. REIT ETF | Schwab U.S. REIT ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0